INVESTMENT AND MORTGAGE-BACKED SECURITIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net Investment Income [Line Items]
Taxable interest income	$ 2,226	$ 2,130
Nontaxable interest income	1,414	808
Dividends	254	280
Total	$ 3,894	$ 3,218